Net Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2025
Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share

The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the periods presented:

	For the nine months ended September 30,
	2024	2025
Numerator:
Net loss attributable to the Company’s ordinary shareholders	$(64,747)	$(7,485)
Numerator for basic and diluted net loss per share calculation	$(64,747)	$(7,485)

Denominator:
Weighted average number of ordinary shares	95,221,846	102,106,309

Net loss attributable to the Company ordinary shareholders per ordinary share
—Basic and diluted	$(0.68)	$(0.07)